ORGANIZATION AND BUSINESS BACKGROUND (Details) $ in Thousands	12 Months Ended
Jun. 30, 2013 USD ($)
Equity Method Investment Summarized Financial Information [Line Items]
Net revenues	$ 49
Net income (loss)	$ (33)